Deferred taxes and contributions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred income tax assets	R$ 2,068,224	R$ 1,723,253	R$ 1,411,788
Deferred income tax liabilities	(5,198,132)	(4,385,144)	(1,313,712)
Deferred tax assets (liabilities), net	(3,129,908)	(2,661,891)	R$ 98,076
Realized Within 12 Months [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	470,419	530,104
Deferred income tax liabilities	(35,317)	(25,563)
Realized After 1 Year [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	1,597,805	1,193,149
Deferred income tax liabilities	R$ (5,162,815)	R$ (4,359,581)